Long-term debt - Bonds (Details) € in Thousands, $ in Thousands	May 18, 2021 EUR (€) item	Feb. 15, 2021 EUR (€)	Feb. 15, 2021 USD ($)	May 18, 2021 USD ($) item
Fresenius Medical Care US Finance, Inc
Long-term debt
Redemption of bonds		€ 472,889	$ 650,000
Fresenius Medical Care Finance VII S.A
Long-term debt
Redemption of bonds | €		€ 300,000
Debt Issuance Program
Long-term debt
Number of tranches | item	2			2
Face amount	€ 1,227,295			$ 1,500,000
Bonds issued with coupon rate 1.875%
Long-term debt
Face amount	€ 695,467			$ 850,000
Borrowings term (in years)	5 years 7 months
Interest rate (as a percent)	1.875%			1.875%
Bonds issued with coupon rate 3.000%
Long-term debt
Face amount	€ 531,828			$ 650,000
Borrowings term (in years)	10 years 7 months
Interest rate (as a percent)	3.00%			3.00%